Accounts payable for business combination (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable for business combination
Total	R$ 436,600	R$ 614,120	R$ 625,277
Total (%)	100.00%	100.00%
In up to one year [member]
Accounts payable for business combination
Total	R$ 215,237	R$ 216,728
Total (%)	49.30%	35.30%
One to two years [member]
Accounts payable for business combination
Total	R$ 219,493	R$ 196,406
Total (%)	50.30%	32.00%
Two to three years [member]
Accounts payable for business combination
Total	R$ 1,870	R$ 200,986
Total (%)	0.40%	32.70%
Later than one year and not later than three years [member]
Accounts payable for business combination
Total	R$ 221,363	R$ 397,392
Total (%)	50.70%	64.70%